TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS	12 Months Ended
Dec. 31, 2013
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

1.   TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

Agnico Eagle is a gold mining company with mining operations in Canada, Mexico and Finland. The Company earns a significant proportion of its revenues from the production and sale of gold in both dore bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of byproduct metals. The revenue from byproduct metals is primarily generated by production at the LaRonde mine in Canada (silver, zinc and copper) and the Pinos Altos mine in Mexico (silver).

Revenues are generated from operations in Canada, Mexico and Finland. The cash flow and profitability of the Company's operations are significantly affected by the market price of gold and, to a lesser extent, silver, zinc, copper and lead. The prices of these metals can fluctuate significantly and are affected by numerous factors beyond the Company's control.

As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

Trade receivables are recognized once the transfer of ownership for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of dore bars or concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties.

	Year Ended December 31,

	2013	2012	2011

Revenues from mining operations:

Gold	$1,500,354	$1,712,665	$1,563,760

Silver	100,895	140,221	171,725

Zinc	16,685	45,797	70,522

Copper	20,653	19,019	14,451

Lead(i)	(181)	12	1,341

	$1,638,406	$1,917,714	$1,821,799

Note:

(i)
In 2013, lead revenues of $0.9 million were nettled against lead concentrate direct fees of $1.1 million. Revenues from other metals contained in lead concentrate are included in their respective categories in the above table.

In 2013, precious metals (gold and silver) accounted for 98% of Agnico Eagle's revenues from mining operations (2012 – 97%; 2011 – 95%). The remaining revenues from mining operations consisted of net byproduct metals revenues. In 2013, these net byproduct metals revenues as a percentage of total revenues from mining operations were 1% from zinc (2012 – 2%; 2011 – 4%) and 1% from copper (2012 – 1%; 2011 – 1%).